HIGHLAND FUNDS I

Highland Merger Arbitrage Fund (the “Fund”)

Supplement dated August 13, 2020 to the Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated October 31, 2019, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the the Prospectus and the SAI and should be read in conjunction with the Prospectus and the SAI. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the the Prospectus and the SAI.

On August 13, 2020, the Board of Trustees of Highland Funds I, on behalf of the Fund, approved a change of the Fund’s name. Consequently, all references to “Highland Merger Arbitrage Fund” in the Summary Prospectus, Prospectus, and SAI are hereby replaced with “NexPoint Merger Arbitrage Fund”. There is no change to the Adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI FOR FUTURE REFERENCE.

HFI-MAF-SUPP-0820